UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock
Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 4.6%
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	$ 350	$ 353,588
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	625	643,094
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/32	1,455	1,278,523
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	1,320	1,123,426
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention
Center Project, 6.25%, 5/01/15	210	195,552
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention
Center Project, 7.00%, 5/01/20	210	194,489
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention
Center Project, 7.25%, 5/01/27	420	384,035
		4,172,707
California — 17.9%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	720	763,603
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus,
Sub-Series C, 6.30%, 6/01/55 (a)	3,095	38,223
California State Public Works Board, RB,
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	375	381,214
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	250	250,600
Los Angeles Unified School District
California, GO, Series D, 5.00%,
7/01/26	1,585	1,655,168
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	2,965	3,024,448
State of California, GO, Various Purpose,
6.50%, 4/01/33	650	694,336

	Par
Municipal Bonds	(000)	Value
California (concluded)
State of California, GO, Various Purpose
(CIFG), 5.00%, 3/01/33	$ 5,000	$ 4,523,750
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	1,835	1,720,955
West Valley-Mission Community College
District, GO, Election of 2004,
Series A, (AGM), 4.75%, 8/01/30	3,350	3,350,000
		16,402,297
Colorado — 5.0%
City of Colorado Springs Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	395	400,321
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	680	716,767
Northwest Parkway Public Highway
Authority Colorado, RB, CAB, Senior
Series B (AGM), 6.30%,
6/15/11 (a)(b)	10,000	3,084,500
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.50%,
12/01/37	440	402,068
		4,603,656
District of Columbia — 0.7%
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A, 5.00%, 10/01/39	160	161,701
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A, 5.25%, 10/01/44	465	478,829
		640,530
Florida — 9.8%
Arborwood Community Development
District, Special Assessment Bonds,
Master Infrastructure Projects,
Series B, 5.10%, 5/01/14	1,470	1,057,195
County of Miami-Dade, Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	370	366,356

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guaranteed Corp.
CIFG	CDC IXIS Financial Guaranty	PSF-GTD	Permanent School Fund Guaranteed
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.

BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010 1

Schedule of Investments (continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of Orange Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	$ 2,640	$ 2,578,910
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,
4/01/30	3,300	2,541,099
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	1,245	1,256,367
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	1,565	1,179,055
		8,978,982
Georgia — 1.5%
De Kalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	265	266,187
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	1,095	1,133,227
		1,399,414
Guam — 1.0%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	200	203,116
Territory of Guam, GO, Series A, 6.75%,
11/15/29	355	367,656
Territory of Guam, GO, Series A, 7.00%,
11/15/39	365	374,566
		945,338
Illinois — 9.0%
Illinois Finance Authority, RB, MJH
Education Assistance IV LLC,
Sub-Series B, 5.38%, 6/01/35 (c)(d)	300	21,294
Illinois Finance Authority, RB, Monarch
Landing Inc. Facility, Series A, 7.00%,
12/01/37 (c)(d)	575	184,000
Illinois Finance Authority, RB,
Northwestern University, 5.00%,
12/01/33	5,000	5,138,400
Illinois Finance Authority, Refunding RB,
Central DuPage Health, Series B,
5.50%, 11/01/39	2,500	2,581,725
Illinois Finance Authority, Refunding RB,
Friendship Village Schaumburg,
Series A, 5.63%, 2/15/37	145	113,928
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	200	206,112
		8,245,459
Indiana — 1.8%
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	270	273,059
Indiana Finance Authority, Refunding
RB, Duke Energy Indiana Inc.,
Series C, 4.95%, 10/01/40	1,050	1,018,353

	Par
Municipal Bonds	(000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 6.00%, 1/01/39	$ 350	$ 373,114
		1,664,526
Kentucky — 7.7%
Kentucky Economic Development
Finance Authority, Refunding RB,
Norton Healthcare Inc., Series B
(NPFGC), 6.20%, 10/01/24 (a)	17,405	7,067,300
Maryland — 2.7%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT, 4.70%,
9/01/37	2,500	2,282,350
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	135	136,350
		2,418,700
Massachusetts — 0.6%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	570	572,103
Michigan — 0.7%
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	730	638,020
Missouri — 1.1%
Missouri Joint Municipal Electric Utility
Commission, RB, Plum Point Project
(NPFGC), 4.60%, 1/01/36	1,125	949,714
Multi-State — 6.3%
Centerline Equity Issuer Trust, 7.60%,
12/15/50 (e)(f)	2,000	2,067,420
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (e)(f)	3,948	3,661,363
		5,728,783
Nevada — 1.0%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	905	899,398
New Jersey — 4.0%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37	645	119,325
New Jersey EDA, RB, Cigarette Tax,
5.50%, 6/15/24	2,175	2,134,632

2 BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, RB,
Series E, 5.25%, 1/01/40	$ 1,355	$ 1,402,750
		3,656,707
New York — 4.0%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%, 5/01/35	315	198,444
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.75%,
8/01/31	3,000	2,969,970
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	465	467,385
		3,635,799
North Carolina — 2.5%
City of Charlotte North Carolina, RB,
Series B, 5.00%, 7/01/38	300	319,818
City of Charlotte North Carolina, RB,
Series B, 4.50%, 7/01/39	290	289,052
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/26	700	720,279
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/39	200	200,728
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	440	437,870
North Carolina Municipal Power Agency
No. 1 Catawba, Refunding RB,
Series A, 5.00%, 1/01/30	340	346,606
		2,314,353
Ohio — 2.7%
Buckeye Tobacco Settlement Financing
Authority, RB, Asset-Backed, Senior
Series A-2, 6.50%, 6/01/47	1,880	1,576,606
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	885	884,929
		2,461,535
Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB,
Series A, AMT, 7.75%, 6/01/35	1,225	1,199,900
Pennsylvania — 10.1%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.00%,
11/15/13	1,750	1,671,845

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT, 6.50%,
11/01/16	$ 1,000	$ 1,022,180
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT, 6.13%,
11/01/21	700	705,992
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT, 6.25%,
11/01/31	1,000	1,008,650
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania Inc. Project, 5.00%,
11/15/40	600	599,958
Pennsylvania Economic Development
Financing Authority, RB, Reliant
Energy, Series A, AMT, 6.75%,
12/01/36	2,000	2,022,680
Pennsylvania Turnpike Commission, RB,
Sub-Series B, 5.25%, 6/01/39	2,175	2,194,009
		9,225,314
Puerto Rico — 3.1%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	940	955,491
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	1,770	1,888,873
		2,844,364
South Carolina — 3.3%
South Carolina Jobs EDA, Refunding RB,
Palmetto Health, Series C, 7.00%,
8/01/13 (b)	2,500	2,982,904
South Dakota — 0.8%
South Dakota Health & Educational
Facilities Authority, RB, Sanford
Health, 5.00%, 11/01/40	755	727,405
Texas — 17.9%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	730	503,846
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
AMT, 5.75%, 5/01/36	730	686,331
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	485	515,177
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	2,730	3,082,307
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A, (NPFGC), 6.17%,
11/15/38 (a)	4,750	599,308
La Joya ISD Texas, GO, (PSF-GTD),
5.00%, 2/15/34	4,060	4,159,835

BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010 3

Schedule of Investments (continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
La Vernia Higher Education Finance
Corp., RB, KIPP Inc., 6.38%, 8/15/44 $	500 $	509,455
North Texas Tollway Authority, RB, Toll,
Second Tier, Series F, 6.13%,
1/01/31	1,025	1,071,689
State of Texas, GO, Refunding, Water
Financial Assistance, 5.75%, 8/01/22	500	511,240
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
Note Mobility, 6.88%, 12/31/39	1,220	1,269,983
Texas State Turnpike Authority, RB, CAB,
(AMBAC), 6.05%, 8/15/31 (a)	15,000	3,420,900
		16,330,071
Utah — 1.3%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	1,150	1,148,160
Virginia — 3.7%
City of Norfolk Virginia, Refunding RB,
Series B, (AMBAC), 5.50%, 2/01/31	420	409,286
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	2,500	2,637,550
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	305	304,027
		3,350,863
Washington — 0.7%
County of King Washington, Refunding
RB, (AGM), 5.00%, 1/01/36	620	634,322
Wisconsin — 4.8%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Credit Group, Series A, 5.00%,
11/15/31	4,330	4,384,385
Wyoming — 1.2%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	975	1,007,643
Wyoming Municipal Power Agency, RB,
Series A, 5.00%, 1/01/42	95	91,909
		1,099,552
Total Municipal Bonds – 132.8% 121,322,561
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
Alabama — 0.8%
Alabama Special Care Facilities
Financing Authority Birmingham,
Alabama, RB, Ascension Health Senior
Credit, Series C2, 5.00%, 11/15/36 760 760,073

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (g)	(000)	Value
California — 2.4%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18 $	855 $	902,452
Los Angeles Community College District,
California, GO, Election 2001,
Series A, (AGM), 5.00%, 8/01/32	740	747,837
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	553	565,873
		2,216,162
Colorado — 2.1%
Colorado Health Facilities Authority, RB,
Catholic Health, Series C3, (AGM),
5.10%, 10/01/41	1,210	1,193,072
Colorado Health Facilities Authority, RB,
Catholic Health, Series C7, (AGM),
5.00%, 9/01/36	780	767,559
		1,960,631
Connecticut — 3.6%
Connecticut State Health & Educational
Facility Authority, RB, Yale University,
Series T1, 4.70%, 7/01/29	1,580	1,669,491
Connecticut State Health & Educational
Facility Authority, RB, Yale University,
Series X3, 4.85%, 7/01/37	1,540	1,605,204
		3,274,695
Illinois — 1.6%
Chicago New Public Housing Authority,
Illinois, Refunding RB, (AGM), 5.00%,
7/01/24	1,424	1,478,239
Massachusetts — 2.2%
Massachusetts Water Resources
Authority, RB, Generation, Series A,
5.00%, 8/01/41	1,980	2,011,858
New Hampshire — 0.8%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	645	692,388
New York — 0.6%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40 510 557,890

4 BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (g)	(000)	Value
Tennessee — 1.4%
Shelby County Health Educational &
Housing Facilities Board, RB, Saintt
Judes Children’s Research Hospital,
5.00%, 7/01/31	$ 1,280 $	1,299,610
Texas — 2.4%
County of Harris Texas, RB, Senior Lien,
Toll Road, Series A, 5.00%, 8/15/38	2,140	2,192,173
Virginia — 3.3%
Virginia Housing Development Authority,
RB, Series H, SubSeries H 1, (NPFGC),
5.35%, 7/01/31	1,125	1,135,519
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	1,790	1,888,486
		3,024,005
Washington — 3.8%
Central Puget Sound Regional
Transportation Authority, Washington,
RB, Series A, (AGM), 5.00%,
11/01/32	900	937,322
State of Washington, GO, Various
Purpose Series E, 5.00%, 2/01/34	2,400	2,500,200
		3,437,522
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 25.0%		22,905,246
Total Long-Term Investments
(Cost – $147,723,560) – 157.8% 144,227,807
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.16% (h)(i)	1,292,499	1,292,499
Total Short-Term Securities
(Cost – $1,292,499) – 1.4%		1,292,499
Total Investments
(Cost – $149,016,059*) – 159.2%		145,520,306
Other Assets Less Liabilities – 1.5%		1,350,641
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (13.7)%		(12,514,692)
Preferred Shares, at Redemption Value – (47.0)%		(42,976,578)
Net Assets Applicable to Common Shares – 100.0% $		91,379,677
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 136,310,546
Gross unrealized appreciation		3,147,649
Gross unrealized depreciation		(6,444,271)
Net unrealized depreciation	$ (3,296,622)

(a) Represent a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at maturity.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Net
	Affiliate	Activity	Income
	FFI Institutional Tax-Exempt Fund	$ 991,302 $	7,163
(i)	Represents the current yield as of report date.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to
Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010 5

Schedule of Investments (concluded) BlackRock Strategic Municipal Trust (BSD)

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 1,292,499
Level 2 - Long-Term Investments[1]	144,227,807
Level 3	-
Total	$ 145,520,306
[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010 6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Strategic Municipal Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: March 19, 2010